INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2014	2013	2012

Current income tax expense	$8,030	$3,184	$1,385
Deferred income tax (benefit) expense	(2,965)	3,413	(4,354)
	$5,065	$6,597	$(2,969)

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2014	2013	2012

Brazil (34%)	$2,091	$654	$7
Argentina (35%)	2,112	568	430
Paraguay (10%)	273	202	48
Others	649	27	75
Current income tax expense	5,125	1,451	560
Withholding income tax in foreign jurisdictions	2,905	1,733	825
Deferred income tax (benefit) expense	(2,965)	3,413	(4,354)
Income tax expense (benefit)	$5,065	$6,597	$(2,969)

Effective Income Tax Rate Reconciliation
Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2014	2013	2012

Income (Loss) before income taxes	$(47,211)	$14,518	$(65,733)
Sources not subject to income tax	59,658	115	51,203
	12,447	14,633	(14,530)
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	4,356	5,122	(5,085)
Rate differential	(1,052)	(545)	348
Change in valuation allowance	(811)	1,632	1,549
Effects of foreign exchange changes related to our foreign subsidiaries	(639)	(1,943)	(1,479)
Withholding income tax in foreign jurisdictions	2,905	1,733	825
Others	306	598	873
Income tax expense (benefit)	$5,065	$6,597	$(2,969)

Deferred Tax Assets and Liabilities
The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2014	2013
Deferred income tax assets
Other, deferred income tax current assets	$460	$164
NOLs	2,237	2,974
TOMPI credit	3,556	4,688
Other	2,796	3,194
Total deferred income tax noncurrent assets	8,589	10,856
Valuation allowance of deferred income tax assets	(2,525)	(4,869)
Net deferred income tax noncurrent assets	6,064	5,987
Deferred income tax liabilities
Vessels and equipment, net	13,317	14,196
Intangible assets	153	213
Unrealized exchange differences	750	920
Other	117	160
Total deferred income tax noncurrent liabilities	14,337	15,489
Net deferred income tax liabilities	$(7,813)	$(9,338)